UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§
 210-12.12-12.14], are attached hereto.

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.5%
Aerospace & Defense — 1.9%
HEICO	112,500	$9,431

Total Aerospace & Defense		9,431

Apparel & Textiles — 2.0%
Oxford Industries	110,000	9,788

Total Apparel & Textiles		9,788

Banks — 10.0%
Green Bancorp	340,000	6,290
International Bancshares	195,000	7,546
LegacyTexas Financial Group	200,000	7,706
Prosperity Bancshares	120,000	7,804
Synovus Financial	160,000	6,010
Trustmark	222,000	6,838
United Community Banks	260,000	6,466

Total Banks		48,660

Broadcasting, Newspapers and Advertising — 1.7%
Gray Television *	490,000	8,482

Total Broadcasting, Newspapers and Advertising		8,482

Building & Construction — 2.0%
Taylor Morrison Home, Cl A *	300,000	4,962
TopBuild *	100,000	4,562

Total Building & Construction		9,524

Chemicals — 2.1%
Kraton *	170,000	4,682
Rayonier Advanced Materials	450,000	5,571

Total Chemicals		10,253

Commercial Services — 5.7%
ADT	460,000	3,561
Advanced Disposal Services *	300,000	8,127
Insperity	85,000	9,337
Kforce	220,000	6,780

Total Commercial Services		27,805

Computer Software — 2.7%
Ebix	100,000	5,731
RealPage *	140,000	7,420

Total Computer Software		13,151

Computers & Services — 1.0%
Lumentum Holdings *	90,000	4,918

Total Computers & Services		4,918

Electrical Utilities — 1.6%
El Paso Electric	135,000	7,702

Total Electrical Utilities		7,702

Electronic Components & Equipment — 3.1%
Electro Scientific Industries *	280,000	8,120
Tech Data *	100,000	7,066

Total Electronic Components & Equipment		15,186

Description	Shares	Value (000)
Entertainment — 1.0%
Penn National Gaming *	200,000	$4,856

Total Entertainment		4,856

Financial Services — 2.4%
Blucora *	120,000	3,470
FirstCash	100,000	8,040

Total Financial Services		11,510

Food, Beverage & Tobacco — 3.1%
National Beverage *	80,000	7,396
Sanderson Farms	80,000	7,871

Total Food, Beverage & Tobacco		15,267

Gas & Natural Gas — 1.3%
Atmos Energy	70,000	6,515

Total Gas & Natural Gas		6,515

Hotels & Lodging — 1.1%
Marriott Vacations Worldwide	60,000	5,309

Total Hotels & Lodging		5,309

Insurance — 6.7%
American National Insurance	60,000	7,394
Amerisafe	140,000	9,113
Primerica	69,000	7,572
Universal Insurance Holdings	210,000	8,816

Total Insurance		32,895

Internet Software & Services — 1.8%
Match Group *	170,000	8,792

Total Internet Software & Services		8,792

Leasing & Renting — 2.6%
Aaron’s	170,000	8,012
At Home Group *	170,000	4,648

Total Leasing & Renting		12,660

Machinery — 2.4%
Alamo Group	80,000	6,857
Chart Industries *	74,000	5,036

Total Machinery		11,893

Medical Products & Services — 11.0%
Amedisys *	115,000	12,650
Avanos Medical *	150,000	8,490
Encompass Health	110,000	7,403
Integer Holdings *	110,000	8,192
Luminex	290,000	8,343
US Physical Therapy	80,000	8,602

Total Medical Products & Services		53,680

Metals & Mining — 1.5%
Commercial Metals	380,000	7,243

Total Metals & Mining		7,243

Paper & Paper Products — 1.7%
Neenah	100,000	8,046

Total Paper & Paper Products		8,046

1

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — 11.5%
Archrock	700,000	$7,182
Carrizo Oil & Gas *	270,000	4,917
Diamondback Energy	60,000	6,741
Exterran *	255,000	5,327
HollyFrontier	120,000	8,093
Matador Resources *	240,000	6,922
McDermott International *	433,333	3,350
Oasis Petroleum *	650,000	6,539
WildHorse Resource Development *	330,000	6,999

Total Petroleum & Fuel Products		56,070

Real Estate Investment Trust — 7.1%
GEO Group	350,000	7,738
Lamar Advertising, Cl A	110,000	8,065
Medical Properties Trust	530,000	7,876
Preferred Apartment Communities, Cl A	240,000	4,044
Xenia Hotels & Resorts	340,000	6,987

Total Real Estate Investment Trust		34,710

Retail — 5.2%
Brinker International	120,000	5,202
Pool	55,000	8,017
Ruth’s Hospitality Group	270,000	7,298
Tailored Brands	220,000	4,622

Total Retail		25,139

Semi-Conductors & Instruments — 1.5%
Cirrus Logic *	200,000	7,488

Total Semi-Conductors & Instruments		7,488

Transportation Services — 3.8%
Kirby *	90,000	6,475
Saia *	100,000	6,286
Trinity Industries	210,000	5,995

Total Transportation Services		18,756

Total Common Stock (Cost $335,173 (000))		485,729

Cash Equivalent (A) — 0.7%
Federated Government Obligations Fund, Cl I, 2.070%	3,463,736	3,464

Total Cash Equivalent (Cost $3,464 (000))		3,464

Total Investments — 100.2% (Cost $338,637 (000))		$489,193

Percentages are based on net assets of $488,196 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-2100

2

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 51.6%
Automotive — 2.0%
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%, 03/30/67	$500	$470
Goodyear Tire & Rubber
5.000%, 05/31/26	500	455

Total Automotive		925

Banks — 2.3%
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/67	500	500
Savings Bank Life Insurance of Massachusetts (B)
6.500%, 08/01/47	500	495
SunTrust Capital III
2.984%, VAR ICE LIBOR USD 3 Month+0.650%, 03/15/28	50	45

Total Banks		1,040

Broadcasting, Newspapers and Advertising — 1.1%
AMC Networks
5.000%, 04/01/24	500	478

Total Broadcasting, Newspapers and Advertising		478

Building & Construction — 2.1%
PulteGroup
5.500%, 03/01/26	500	490
Standard Industries (B)
5.375%, 11/15/24	500	480

Total Building & Construction		970

Cable/Media — 3.2%
Charter Communications Operating
4.908%, 07/23/25	500	502
CSC Holdings (B)
5.500%, 04/15/27	500	480
Sirius XM Radio (B)
5.000%, 08/01/27	500	470

Total Cable/Media		1,452

Commercial Services — 1.0%
Global A&T Electronics
8.500%, 01/12/23	500	474

Total Commercial Services		474

Computers & Services — 1.1%
First Data (B)
5.000%, 01/15/24	500	494

Total Computers & Services		494

Containers & Packaging — 1.1%
Ball
4.875%, 03/15/26	500	493

Total Containers & Packaging		493

Electrical Utilities — 3.2%
CenterPoint Energy (A)
6.125%, VAR ICE LIBOR USD 3 Month+3.270%, 03/01/67	500	504

Description	Face Amount (000)	Value (000)
Electrical Utilities — (continued)
Dominion Energy
4.686%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	$500	$483
PPL Capital Funding
5.051%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	500	485

Total Electrical Utilities		1,472

Entertainment — 5.4%
GLP Capital
5.375%, 04/15/26	500	497
International Game Technology (B)
6.500%, 02/15/25	500	506
Scientific Games International (B)
5.000%, 10/15/25	500	465
Speedway Motorsports
5.125%, 02/01/23	500	493
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	500	478

Total Entertainment		2,439

Financial Services — 3.3%
Ally Financial
5.750%, 11/20/25	500	511
American Express (A)
5.200%, VAR ICE LIBOR USD 3 Month+3.428%, 12/31/49	25	25
Charles Schwab (A)
4.625%, VAR ICE LIBOR USD 3 Month+3.315%, 03/01/66	25	25
MMC Energy Escrow
9.250%, 10/15/20	500	—
Oppenheimer Holdings
6.750%, 07/01/22	500	504
Quicken Loans (B)
5.250%, 01/15/28	500	445

Total Financial Services		1,510

Food, Beverage & Tobacco — 3.3%
Land O’ Lakes (A) (B)
8.000%, 09/15/65	500	544
Pyxus International (B)
8.500%, 04/15/21	500	513
Vector Group (B)
6.125%, 02/01/25	500	455

Total Food, Beverage & Tobacco		1,512

Gas & Natural Gas — 4.2%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	515
Energy Transfer Operating
5.559%, VAR ICE LIBOR USD 3 Month+3.018%, 11/01/66	500	422
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	500	469
Teekay
8.500%, 01/15/20	500	508

Total Gas & Natural Gas		1,914

3

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Information Technology — 1.2%
Unisys (B)
10.750%, 04/15/22	$500	$560

Total Information Technology		560

Insurance — 2.1%
Hartford Financial Services Group (B)
4.439%, VAR ICE LIBOR USD 3 Month+2.125%, 02/12/47	500	460
XLIT (A)
4.894%, VAR ICE LIBOR USD 3 Month+2.458%, 12/31/49	500	490

Total Insurance		950

Lodging — 1.1%
Hilton Domestic Operating (B)
5.125%, 05/01/26	500	489

Total Lodging		489

Medical Products & Services — 3.1%
Centene
6.125%, 02/15/24	500	522
CHS
7.125%, 07/15/20	500	431
DaVita
5.000%, 05/01/25	500	473

Total Medical Products & Services		1,426

Pipelines — 1.1%
Tallgrass Energy Partners (B)
5.500%, 01/15/28	500	494

Total Pipelines		494

Retail — 4.1%
Aramark Services (B)
5.000%, 02/01/28	500	474
L Brands
5.250%, 02/01/28	500	426
Levi Strauss
5.000%, 05/01/25	500	493
United Rentals North America
4.875%, 01/15/28	500	451

Total Retail		1,844

Telecommunication Services — 3.2%
Intelsat Jackson Holdings (B)
8.000%, 02/15/24	500	523
Sorenson Communications (B)
9.000%, 10/31/20	500	480
VeriSign
4.750%, 07/15/27	500	471

Total Telecommunication Services		1,474

Telephones & Telecommunication — 1.1%
Frontier Communications
8.500%, 04/15/20	500	502

Total Telephones & Telecommunication		502

Description	Face Amount (000)/Shares	Value (000)
Wireless Telecommunication Services — 1.3%
United States Cellular
6.700%, 12/15/33	$565	$574

Total Wireless Telecommunication Services		574

Total Corporate Bonds (Cost $24,284 (000))		23,486

Common Stock — 34.9%
Advertising Agencies — 0.5%
Omnicom Group	3,288	244

Total Advertising Agencies		244

Automotive — 0.9%
Ford Motor	18,270	175
General Motors	6,455	236

Total Automotive		411

Banks — 2.2%
New York Community Bancorp	21,303	204
Northwest Bancshares	13,050	210
PacWest Bancorp	4,917	200
People’s United Financial	12,903	202
Valley National Bancorp	20,216	202

Total Banks		1,018

Chemicals — 0.8%
Innophos Holdings	5,676	167
LyondellBasell Industries, Cl A	2,130	190

Total Chemicals		357

Computers & Services — 2.0%
International Business Machines	1,650	190
Seagate Technology	5,800	233
Western Union	12,508	226
Xerox	10,064	281

Total Computers & Services		930

Electrical Utilities — 3.8%
AES	21,150	308
Consolidated Edison	2,975	226
Duke Energy	2,935	243
Entergy	2,703	227
FirstEnergy	6,660	248
Hawaiian Electric Industries	6,710	250
PPL	7,564	230

Total Electrical Utilities		1,732

Entertainment — 0.9%
New Media Investment Group	15,000	211
Six Flags Entertainment	3,570	192

Total Entertainment		403

Food, Beverage & Tobacco — 1.8%
Altria Group	4,188	272
Philip Morris International	2,770	244
Universal	4,330	294

Total Food, Beverage & Tobacco		810

Household Products — 0.9%
Kimberly-Clark	2,269	237

4

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Household Products — (continued)
Tupperware Brands	4,533	$159

Total Household Products		396

Insurance — 1.0%
Old Republic International	10,750	237
Safety Insurance Group	2,789	232

Total Insurance		469

Medical Products & Services — 1.0%
Meridian Bioscience	15,220	247
Patterson	9,605	217

Total Medical Products & Services		464

Paper & Paper Products — 0.9%
Domtar	4,900	227
Schweitzer-Mauduit International	5,992	191

Total Paper & Paper Products		418

Petroleum & Fuel Products — 1.4%
Archrock	18,872	194
Chevron	1,910	213
Helmerich & Payne	3,930	245

Total Petroleum & Fuel Products		652

Pharmaceuticals — 0.6%
Pfizer	6,200	267

Total Pharmaceuticals		267

Real Estate Investment Trust — 11.8%
Alexandria Real Estate Equities	669	82
American Campus Communities	2,222	88
Apartment Investment & Management, Cl A	2,115	91
AvalonBay Communities	524	92
Boston Properties	676	82
Brandywine Realty Trust	5,281	74
Colony Capital	1	—
CoreCivic	9,406	211
Cousins Properties	9,897	82
CubeSmart	3,026	88
CyrusOne	1,629	87
DiamondRock Hospitality	7,992	83
Digital Realty Trust	802	83
Duke Realty	3,309	91
EastGroup Properties	1,008	97
EPR Properties	3,819	263
Equity Residential	1,427	93
Essex Property Trust	356	89
Extra Space Storage	964	87
Federal Realty Investment Trust	719	89
First Industrial Realty Trust	2,875	88
Forest City Realty Trust, Cl A	3,981	100
HCP	3,683	101
Highwoods Properties	1,938	83
Host Hotels & Resorts	4,530	87
Iron Mountain	2,550	78
Kimco Realty	5,771	93
Lamar Advertising, Cl A	1,267	93
LaSalle Hotel Properties	3,287	108
Liberty Property Trust	2,107	88
Medical Properties Trust	6,418	95
Mid-America Apartment Communities	947	93

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Monmouth Real Estate Investment, Cl A	5,682	$85
National Retail Properties	2,187	102
Omega Healthcare Investors	3,103	103
Park Hotels & Resorts	3,136	91
Pennsylvania Real Estate Investment Trust	22,449	201
Piedmont Office Realty Trust, Cl A	4,802	87
Public Storage	429	88
Realty Income	1,647	99
Ryman Hospitality Properties	1,096	85
Senior Housing Properties Trust	5,259	84
Simon Property Group	538	99
SL Green Realty	860	78
Starwood Property Trust	3,975	86
STORE Capital	3,401	99
Tanger Factory Outlet Centers	9,387	209
Terreno Realty	2,448	92
Uniti Group	5,001	96
Ventas	1,683	98
Vornado Realty Trust	1,242	85
Washington	3,172	88
Weingarten Realty Investors	3,044	86
Welltower	1,576	104
Weyerhaeuser	2,383	63

Total Real Estate Investment Trust		5,367

Retail — 2.3%
Brinker International	5,850	253
Buckle	9,350	191
Chico’s FAS	30,091	231
Kohl’s	4,710	357

Total Retail		1,032

Semi-Conductors & Instruments — 0.6%
QUALCOMM	3,982	250

Total Semi-Conductors & Instruments		250

Telecommunication Services — 0.5%
Cogent Communications Holdings	4,765	248

Total Telecommunication Services		248

Telephones & Telecommunication — 1.0%
AT&T	6,155	189
Verizon Communications	4,500	257

Total Telephones & Telecommunication		446

Total Common Stock (Cost $15,484 (000))		15,914

Preferred Stock — 5.3%
Electrical Utilities — 1.1%
Duke Energy 5.625%, 09/15/2078	20,000	487

Total Electrical Utilities		487

Insurance — 1.0%
WR Berkley 5.700%, 03/30/2058	20,000	468

Total Insurance		468

Telecommunication Services — 1.1%
Qwest 6.750%, 06/15/2057	20,000	463

Total Telecommunication Services		463

5

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/Face Amount (000)	Value (000)
Telephones & Telecommunication — (continued)
AT&T 5.625%, 08/01/2067	20,000	$473

Total Telephones & Telecommunication		473

Wireless Telecommunication Services — 1.1%
United States Cellular 7.250%, 12/01/2063	20,000	507

Total Wireless Telecommunication Services		507

Total Preferred Stock (Cost $2,500 (000))		2,398

Registered Investment Companies — 5.0%
Open-End Funds — 5.0%
BlackRock Floating Rate Income Portfolio	224,512	2,272
BlackRock High Yield Bond Portfolio	572	4

Total Open-End Funds		2,276

Exchange Traded Fund — 0.0%
VanEck Vectors Preferred Securities ex Financials ETF	290	6

Total Exchange Traded Fund		6

Total Registered Investment Companies (Cost $2,285 (000))		2,282

Convertible Bond — 1.0%
Real Estate Investment Trust — 1.0%
Colony Capital
3.875%, 01/15/21	$500	473

Total Real Estate Investment Trust		473

Total Convertible Bond (Cost $476 (000))		473

Cash Equivalent (C) — 1.5%
Federated Government Obligations Fund, Cl I, 2.070%	658,754	659

Total Cash Equivalent (Cost $659 (000))		659

Total Investments — 99.3% (Cost $45,688 (000))		$45,212

Percentages are based on net assets of $45,542 (000).

(A)	Perpetual Maturity
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2018, the value of these securities amounted to $8,827 (000), representing 19.4% of the net assets.
(C)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$23,486	$—	$23,486
Common Stock	15,914	—	—	15,914
Preferred Stock	970	1,428	—	2,398
Registered Investment Companies	2,282	—	—	2,282
Convertible Bond	—	473	—	473
Cash Equivalent	659	—	—	659

Total Investments in Securities	$19,825	$25,387	$—	$45,212

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1300

6

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.7%
Australia — 1.1%
BHP Billiton ADR	52,015	$2,402

Total Australia		2,402

Austria — 4.2%
Erste Group Bank	83,739	3,416
Schoeller-Bleckmann Oilfield Equipment	35,316	3,169
Voestalpine	79,197	2,817

Total Austria		9,402

Brazil — 3.1%
Banco Bradesco ADR	430,408	3,947
JBS	1,095,000	3,016

Total Brazil		6,963

Canada — 2.6%
Magna International	72,789	3,593
Rogers Communications, Cl B	46,116	2,375

Total Canada		5,968

Chile — 1.3%
Sociedad Quimica y Minera de Chile ADR	65,603	2,874

Total Chile		2,874

China — 3.9%
Anhui Conch Cement, Cl H	745,000	3,848
Baidu ADR *	10,537	2,003
BYD, Cl H	458,000	2,968

Total China		8,819

Colombia — 1.3%
Bancolombia ADR	80,961	2,991

Total Colombia		2,991

Czech Republic — 0.8%
Komercni Banka	48,261	1,834

Total Czech Republic		1,834

France — 6.8%
Capgemini	29,986	3,669
Safran	47,162	6,095
Societe Generale	58,965	2,170
Sodexo	34,523	3,525

Total France		15,459

Germany — 4.1%
Continental	17,309	2,862
Merck KGaA	36,603	3,924
Vonovia	56,128	2,571

Total Germany		9,357

Hong Kong — 3.2%
China Life Insurance, Cl H	1,383,000	2,756
Shanghai Fosun Pharmaceutical Group, Cl H	621,500	1,863
Sinopharm Group, Cl H	525,200	2,532

Total Hong Kong		7,151

Description	Shares	Value (000)
India — 3.5%
HDFC Bank ADR	36,132	$3,212
ICICI Bank ADR	502,796	4,772

Total India		7,984

Indonesia — 0.6%
Indofood Sukses Makmur	3,166,500	1,245

Total Indonesia		1,245

Italy — 1.2%
Prysmian	144,361	2,807

Total Italy		2,807

Japan — 8.3%
Denso	100,800	4,511
Hitachi	94,800	2,908
Secom	58,900	4,828
SoftBank Group	41,200	3,303
Toray Industries	464,300	3,299

Total Japan		18,849

Mexico — 1.4%
Grupo Financiero Banorte, Cl O	592,000	3,274

Total Mexico		3,274

Netherlands — 4.8%
Heineken	45,639	4,117
RELX	169,547	3,356
Royal Dutch Shell, Cl A	105,071	3,352

Total Netherlands		10,825

Norway — 6.2%
DNB	323,353	5,869
Equinor ADR	206,426	5,305
Norsk Hydro	560,039	2,916

Total Norway		14,090

Panama — 2.1%
Carnival	83,621	4,686

Total Panama		4,686

Singapore — 2.5%
DBS Group Holdings	225,200	3,815
United Industrial	853,300	1,725

Total Singapore		5,540

South Korea — 1.7%
Samsung Electronics	104,835	3,901

Total South Korea		3,901

Spain — 3.4%
Amadeus IT Group, Cl A	94,249	7,601

Total Spain		7,601

Switzerland — 6.0%
Credit Suisse Group ADR	245,448	3,174
Novartis ADR	66,906	5,851
Roche Holding	18,312	4,462

Total Switzerland		13,487

Taiwan — 5.0%
ASE Technology Holding	1,457,376	2,939

7

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — (continued)
Hon Hai Precision Industry	1,084,880	$2,763
Taiwan Semiconductor Manufacturing	745,000	5,634

Total Taiwan		11,336

United Kingdom — 8.6%
Barclays	1,677,073	3,696
Diageo	163,553	5,660
HSBC Holdings	478,504	3,943
ITV	1,296,009	2,467
Rio Tinto ADR	75,073	3,700

Total United Kingdom		19,466

United States — 8.9%
Check Point Software Technologies *	30,565	3,393
Core Laboratories	42,770	3,646
Everest Re Group	19,385	4,223
ICON *	64,016	8,838

Total United States		20,100

Total Common Stock (Cost $167,735 (000))		218,411

Cash Equivalents (A) — 2.8%
Dreyfus Government Cash Management, Cl I, 2.010%	950,126	950
Federated Government Obligations Fund, Cl I, 2.070%	5,381,310	5,381

Total Cash Equivalents (Cost $6,331 (000))		6,331

Total Investments — 99.5% (Cost $174,066 (000))		$224,742

Percentages are based on net assets of $225,972 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2100

8

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 98.7%
Exchange Traded Funds — 98.7%
First Trust North American Energy Infrastructure Fund	19,766	$447
Invesco Senior Loan ETF	73,287	1,685
iShares Commodities Select Strategy ETF	15,104	560
iShares Core S&P 500 ETF	4,101	1,119
iShares Core U.S. Aggregate Bond ETF	8,593	899
iShares iBoxx $ High Yield Corporate Bond ETF	15,306	1,291
iShares MSCI EAFE Index Fund	3,591	224
iShares Russell 2000 ETF	3,723	559
iShares Short Maturity Bond ETF	22,434	1,124
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11,074	1,125
Vanguard Global ex-U.S. Real Estate ETF	7,423	393
Vanguard REIT ETF	21,321	1,670

Total Exchange Traded Funds		11,096

Total Registered Investment Companies (Cost $11,077 (000))		11,096

Cash Equivalent (A) — 4.6%
Federated Government Obligations Fund, Cl I, 2.070%	516,077	516

Total Cash Equivalent (Cost $516 (000))		516

Total Investments — 103.3% (Cost $11,593 (000))		$11,612

Percentages are based on net assets of $11,238 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0700

9

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 95.4%
Australia — 7.3%
Abacus Property Group ‡	46,400	$108
Australian Pharmaceutical Industries	20,600	22
BlueScope Steel	40,800	415
Charter Hall Group	100,000	489
JB Hi-Fi	5,700	93
Sandfire Resources NL	20,500	97
Whitehaven Coal	25,700	88

Total Australia		1,312

Belgium — 0.5%
Retail Estates ‡	1,200	96

Total Belgium		96

Canada — 6.9%
Canfor *	5,900	85
Canfor Pulp Products	14,200	238
Choice Properties ‡	19,000	172
High Arctic Energy Services	16,500	44
Interfor *	8,000	89
Medical Facilities	9,300	99
Norbord	2,700	69
North American Construction Group	13,622	145
Parex Resources *	7,600	111
Stelco Holdings	5,100	76
Supremex	18,500	42
West Fraser Timber	1,500	75

Total Canada		1,245

Denmark — 0.1%
Nilfisk Holding *	354	14

Total Denmark		14

Finland — 1.6%
Tokmanni Group	16,200	131
Valmet	6,600	151

Total Finland		282

France — 3.3%
Cie Plastic Omnium	3,600	100
Eiffage	1,700	166
Faurecia	1,000	49
Fountaine Pajot	1,000	119
Ipsen	1,200	167

Total France		601

Germany — 4.5%
Cewe Stiftung & KGAA	1,802	141
DMG Mori	2,619	127
Eckert & Ziegler	3,244	180
EDAG Engineering Group	6,414	127
FUCHS PETROLUB	4,021	174

Description	Shares	Value (000)
Germany — (continued)
Siltronic	583	$54

Total Germany		803

Hong Kong — 0.9%
PC Partner Group	185,000	69
Tianneng Power International	120,000	96

Total Hong Kong		165

Israel — 4.8%
Danel Adir Yeoshua	2,692	128
Hilan	4,375	103
Jerusalem Economy	34,333	92
Kamada	20,619	111
Oil Refineries	484,437	231
Rami Levy Chain Stores Hashikma Marketing 2006	3,964	202

Total Israel		867

Italy — 5.7%
A2A	111,500	180
Ascopiave	25,800	85
DiaSorin	3,600	342
Fincantieri	118,800	173
Hera	34,400	95
Saras	79,500	155

Total Italy		1,030

Japan — 20.0%
Cosmo Energy Holdings	3,900	145
Daiwabo Holdings	1,600	95
Dynam Japan Holdings	76,000	89
Fuji	5,300	74
Haseko	7,200	91
Hosokawa Micron	4,640	226
Inaba Denki Sangyo	1,800	73
Itochu Enex	13,600	128
KYORIN Holdings	5,500	120
Nichi-iko Pharmaceutical	9,300	127
Nihon Kohden	7,800	233
Nippon Light Metal Holdings	39,500	83
Nissin	7,100	136
Nojima	6,400	151
Raysum	5,500	68
Rohto Pharmaceutical	4,900	155
San-Ai Oil	16,700	181
Seikitokyu Kogyo	30,800	176
Shinagawa Refractories	540	21
Sushiro Global Holdings	4,600	241
Tokuyama	4,700	106
Tokyo Steel Manufacturing	23,200	183
Tsugami	13,900	125
Voyage Group	9,200	109
Wakachiku Construction	6,600	87
Yamazen	12,000	132

10

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Yuasa Trading	5,900	$193
ZERIA Pharmaceutical	3,000	56

Total Japan		3,604

Netherlands — 2.2%
ASR Nederland	4,200	191
ForFarmers	12,100	137
Heijmans	6,300	68

Total Netherlands		396

Norway — 2.2%
AF Gruppen	16,300	247
Elkem *	23,500	70
Selvaag Bolig	19,300	86

Total Norway		403

Portugal — 0.5%
Altri SGPS	9,900	87

Total Portugal		87

Singapore — 4.0%
Mapletree Industrial Trust ‡	327,900	438
Yanlord Land Group	309,800	282

Total Singapore		720

South Korea — 5.3%
Aekyung Petrochemical	10,019	72
AK Holdings	1,338	52
Dongwon Development	50,656	157
F&F	6,010	275
Huchems Fine Chemical	12,551	241
Maeil Dairies	1,201	80
YeaRimDang Publishing	15,158	67

Total South Korea		944

Spain — 1.3%
Cia de Distribucion Integral Logista Holdings	3,700	89
CIE Automotive	5,100	136

Total Spain		225

Sweden — 5.5%
Alcadon Group	8,200	29
Betsson	19,000	165
Granges	9,800	104
Hemfosa Fastigheter	8,800	109
Nobina	26,200	175
Radisson Hospitality	38,000	147
SSAB, Cl B	21,100	68
Tethys Oil	20,600	198

Total Sweden		995

Description	Shares	Value (000)
Switzerland — 1.9%
Adecco Group	2,350	$115
Bucher Industries	377	104
Galenica	2,369	127

Total Switzerland		346

United Kingdom — 15.9%
Amino Technologies	42,800	68
Drax Group	31,400	161
Evraz	71,800	499
Ferrexpo	74,900	200
Games Workshop Group	7,600	298
Grainger	26,000	90
IG Group Holdings	9,600	74
International Personal Finance	36,100	82
Judges Scientific	5,500	172
Paragon Banking Group	32,000	174
Plus500	10,900	189
Polypipe Group	16,800	80
Redrow	28,300	191
Safestore Holdings	30,400	208
SThree	26,800	105
Tate & Lyle	16,300	140
William Hill	49,600	133

Total United Kingdom		2,864

United States — 1.0%
Luxfer Holdings	7,840	181

Total United States		181

Total Common Stock (Cost $17,946 (000))		17,180

Preferred Stock — 0.5%
Materials — 0.5%
STO & KGaA 0.247%	785	81

Total Materials		81

Total Preferred Stock (Cost $105 (000))		81

Cash Equivalents (A) — 3.7%
Dreyfus Government Cash Management, Cl I, 2.010%	475,335	475
Federated Government Obligations Fund, Cl I, 2.070%	197,845	198

Total Cash Equivalents (Cost $673 (000))		673

Total Investments — 99.6% (Cost $18,724 (000))		$17,934

Percentages are based on net assets of $18,005 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

11

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0700

12

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 94.5%

Louisiana — 94.5%
Ascension Parish, RB, AGM
Callable 12/03/18 @ 100
3.250%, 04/01/35	$85	$78
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	141
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	154
City of New Orleans, Water System Revenue, RB
5.000%, 12/01/24	225	253
City of Shreveport, Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	215
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	270
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	276
Lafayette, Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	49
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	176
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	251
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	153
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	221
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	168
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	100	102
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	275

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	$200	$204
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	203
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	170
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	184
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	259
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	255
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	119
Red River, Parish School Board, GO
Callable 03/01/27 @ 100
4.000%, 03/01/38	250	253
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	188
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	110
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	243
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	177
St. Tammany Parish, Wide School District No. 12, Ser A, GO
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	219

13

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Pre-Refunded @ 100
5.250%, 04/01/36 (A)	$100	$107
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	191
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	200

Total Louisiana		5,864

Total Municipal Bonds (Cost $5,976 (000))		5,864

Cash Equivalent (B) — 4.5%
Federated Government Obligations Fund, Cl I, 2.070%	281,874	282

Total Cash Equivalent (Cost $282 (000))		282

Total Investments — 99.0% (Cost $6,258 (000))		$6,146

Percentages are based on net assets of $6,207 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,864	$—	$5,864
Cash Equivalent	282	—	—	282

Total Investments in Securities	$282	$5,864	$—	$6,146

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1600

14

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 98.6%
Aerospace & Defense — 1.7%
Ducommun *	7,200	$268

Total Aerospace & Defense		268

Airlines — 1.1%
Mesa Air Group *	12,260	177

Total Airlines		177

Banks — 8.3%
Federal Agricultural Mortgage, Cl C	2,809	196
Franklin Financial Network *	7,000	237
Merchants Bancorp	11,254	260
Ocwen Financial *	57,430	201
Parke Bancorp	11,700	231
Shore Bancshares	13,545	218

Total Banks		1,343

Beauty Products — 1.0%
Natural Health Trends	7,363	167

Total Beauty Products		167

Building & Construction — 0.8%
Insteel Industries	4,662	122

Total Building & Construction		122

Commercial Services — 4.4%
BG Staffing	14,128	364
Carriage Services, Cl A	8,600	164
Heritage-Crystal Clean *	8,101	186

Total Commercial Services		714

Diversified Support Services — 1.3%
Civeo *	75,830	216

Total Diversified Support Services		216

Electronic Components & Equipment — 4.3%
Electro Scientific Industries *	14,000	406
Vishay Precision Group *	8,900	289

Total Electronic Components & Equipment		695

Entertainment — 5.1%
Marcus	8,350	326
Monarch Casino & Resort *	6,236	242
RCI Hospitality Holdings	9,839	257

Total Entertainment		825

Financial Services — 10.3%
Diamond Hill Investment Group	1,048	180
Elevate Credit *	25,800	110
Enova International *	10,835	256
EZCORP, Cl A *	20,280	202
Marlin Business Services	10,146	269
On Deck Capital *	37,200	257
Regional Management *	7,600	219
Victory Capital Holdings, Cl A *	21,000	164

Total Financial Services		1,657

Description	Shares	Value (000)
Gas & Natural Gas — 1.0%
Overseas Shipholding Group, Cl A *	49,459	$155

Total Gas & Natural Gas		155

Hotels & Lodging — 1.3%
Red Lion Hotels *	19,000	208

Total Hotels & Lodging		208

Insurance — 8.3%
Citizens, Cl A *	34,000	267
EMC Insurance Group	9,750	234
Heritage Insurance Holdings	15,738	220
Kingstone	15,491	263
Protective Insurance	15,658	360

Total Insurance		1,344

Insurance Brokers — 2.7%
Health Insurance Innovations, Cl A *	8,993	440

Total Insurance Brokers		440

Machinery — 1.5%
Eastern	8,465	240

Total Machinery		240

Materials — 1.6%
United States Lime & Minerals	3,400	255

Total Materials		255

Medical Products & Services — 5.3%
Addus HomeCare *	5,000	327
FONAR *	10,436	258
Utah Medical Products	3,000	262

Total Medical Products & Services		847

Metals & Mining — 1.1%
Universal Stainless & Alloy Products *	9,000	177

Total Metals & Mining		177

Office Furniture & Fixtures — 1.4%
PCM *	12,000	226

Total Office Furniture & Fixtures		226

Paper & Paper Products — 1.8%
UFP Technologies *	8,294	286

Total Paper & Paper Products		286

Petroleum & Fuel Products — 9.1%
Bonanza Creek Energy *	5,447	140
Contango Oil & Gas *	43,000	217
Hallador Energy	29,160	191
Matrix Service *	6,711	136
Natural Gas Services Group *	12,381	240
Profire Energy *	72,000	164
W&T Offshore *	55,396	374

Total Petroleum & Fuel Products		1,462

Petroleum Refining — 1.6%
REX American Resources *	3,475	258

Total Petroleum Refining		258

15

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Real Estate Investment Trust — 4.0%
Braemar Hotels & Resorts	14,019	$149
Dynex Capital	29,549	171
Preferred Apartment Communities, Cl A	18,787	317

Total Real Estate Investment Trust		637

Retail — 13.5%
Bojangles’ *	18,000	285
Carrols Restaurant Group *	22,762	300
Express *	20,000	176
Freshpet *	8,653	330
Lawson Products *	9,000	298
Shoe Carnival	4,351	177
Transcat *	8,600	178
Vitamin Shoppe *	20,000	155
Zumiez *	12,200	284

Total Retail		2,183

Semi-Conductors & Instruments — 3.3%
inTEST *	38,740	285
SMART Global Holdings *	8,850	248

Total Semi-Conductors & Instruments		533

Telecommunication Services — 1.1%
QuinStreet *	11,549	184

Total Telecommunication Services		184

Telephones & Telecommunication — 0.7%
Frontier Communications	23,386	112

Total Telephones & Telecommunication		112

Water Utilities — 1.0%
Middlesex Water	3,451	155

Total Water Utilities		155

Total Common Stock (Cost $15,130 (000))		15,886

Cash Equivalent (A) — 1.7%
Federated Government Obligations Fund, Cl I, 2.070%	268,731	269

Total Cash Equivalent (Cost $269 (000))		269

Total Investments — 100.2% (Cost $15,399 (000))		$16,155

Percentages are based on net assets of $16,119 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0700

16

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 96.8%

Mississippi — 96.8%
City of Oxford, Capital Improvement, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	$575	$549
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	150	147
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	363
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	408
Lauderdale County, GO
3.000%, 04/01/26	150	150
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	241
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	95
Medical Center Educational Building, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	252
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	147
Mississippi State, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	103
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	200	207
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	222
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	500	574
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	86
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	621

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	$515	$484
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	182
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	195
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	402
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	205	208
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	709
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	121
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	324
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	391
Mississippi State, Ser B
3.308%, 11/01/22	250	251
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	428
Mississippi State, Ser E, RB
5.000%, 10/15/25	500	564
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	905
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	916
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	500

17

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	$270	$287
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	281
Oxford, School District, GO
Callable 05/01/28 @ 100
3.500%, 05/01/38	500	466
Starkville, GO
4.000%, 06/01/27	400	431
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	403

Total Mississippi		12,613

Total Municipal Bonds (Cost $12,912 (000))		12,613

Cash Equivalent (A) — 3.0%
Federated Government Obligations Fund, Cl I, 2.070%	388,263	388

Total Cash Equivalent (Cost $388 (000))		388

Total Investments — 99.8% (Cost $13,300 (000))		$13,001

Percentages are based on net assets of $13,024 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$12,613	$—	$12,613
Cash Equivalent	388	—	—	388

Total Investments in Securities	$388	$12,613	$—	$13,001

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1600

18

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 67.4%
Aerospace & Defense — 1.2%
Boeing (A)	2,800	$993
Northrop Grumman	2,900	760

Total Aerospace & Defense		1,753

Automotive — 2.2%
American Axle & Manufacturing Holdings *	24,300	369
Gentex	30,000	631
Goodyear Tire & Rubber	24,300	512
Harsco * (A)	43,000	1,181
Superior Industries International	46,800	460

Total Automotive		3,153

Banks — 5.0%
Capital One Financial	4,100	366
Comerica (A)	6,500	530
Cullen (A)	4,000	392
East West Bancorp (A)	17,800	933
JPMorgan Chase (A)	7,900	861
Morgan Stanley (A)	20,000	913
PNC Financial Services Group (A)	7,700	989
Voya Financial	12,400	543
Wintrust Financial	7,100	541
Zions Bancorp (A)	21,700	1,021

Total Banks		7,089

Beauty Products — 1.3%
Estee Lauder, Cl A	6,500	893
Inter Parfums	15,800	932

Total Beauty Products		1,825

Building & Construction — 0.4%
Advanced Drainage Systems	19,000	528

Total Building & Construction		528

Chemicals — 0.5%
LyondellBasell Industries, Cl A	8,400	750

Total Chemicals		750

Commercial Services — 0.7%
Waste Management (A)	11,100	993

Total Commercial Services		993

Computer & Electronics Retail — 0.4%
Best Buy (A)	7,100	498

Total Computer & Electronics Retail		498

Computers & Services — 7.5%
Apple (A)	4,300	941
Cadence Design Systems *	17,800	793
Cisco Systems (A)	23,900	1,094
F5 Networks *	3,000	526
Fidelity National Information Services (A)	4,900	510
Hewlett Packard Enterprise	50,400	769
HP (A)	48,800	1,178
International Business Machines	2,500	289
Juniper Networks	18,200	533
Lumentum Holdings *	9,500	519

Description	Shares	Value (000)
Computers & Services — (continued)
Microsoft (A)	9,000	$961
NetApp	9,000	706
Visa, Cl A (A)	8,900	1,227
Zebra Technologies, Cl A *	3,700	615

Total Computers & Services		10,661

Consumer Products — 1.8%
Crocs * (A)	33,000	678
Deckers Outdoor *	10,100	1,284
Wolverine World Wide	15,600	549

Total Consumer Products		2,511

Diversified Telecommunication Services — 0.6%
CenturyLink	38,200	789

Total Diversified Telecommunication Services		789

Drugs — 1.6%
Bristol-Myers Squibb	9,000	455
Jazz Pharmaceuticals *	3,300	524
Phibro Animal Health, Cl A	9,100	391
Supernus Pharmaceuticals *	8,400	399
Zoetis, Cl A	6,200	559

Total Drugs		2,328

E-Commerce — 1.3%
Expedia Group	6,700	840
Stamps.com *	4,600	930

Total E-Commerce		1,770

Educational Services — 0.7%
K12 *	44,700	957

Total Educational Services		957

Electrical Utilities — 0.7%
NRG Energy	28,000	1,013

Total Electrical Utilities		1,013

Entertainment — 0.6%
Activision Blizzard	13,000	898

Total Entertainment		898

Financial Services — 2.4%
American Express (A)	12,100	1,243
Blucora *	17,800	515
Exantas Capital	41,300	468
Goldman Sachs Group	2,600	586
Oppenheimer Holdings, Cl A	20,700	637

Total Financial Services		3,449

Food, Beverage & Tobacco — 0.7%
Sysco	13,500	963

Total Food, Beverage & Tobacco		963

Forest Products — 0.6%
Louisiana-Pacific	38,300	834

Total Forest Products		834

19

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Health Care Services — 0.5%
Care.com *	41,500	$730

Total Health Care Services		730

Hypermarkets & Super Centers — 0.8%
Costco Wholesale (A)	4,800	1,098

Total Hypermarkets & Super Centers		1,098

Industrials — 0.7%
Air Products & Chemicals (A)	6,000	926

Total Industrials		926

Information Technology — 1.8%
Cognizant Technology Solutions, Cl A	6,300	435
Imperva *	12,000	664
Teradata *	26,500	964
VMware, Cl A *	3,600	509

Total Information Technology		2,572

Insurance — 3.0%
Assured Guaranty	10,200	408
Everest Re Group	2,300	501
Progressive (A)	18,400	1,283
Prudential Financial	5,600	525
Reinsurance Group of America, Cl A (A)	5,500	783
Travelers	6,500	813

Total Insurance		4,313

Machinery — 1.6%
Hillenbrand (A)	19,600	939
Hurco (A)	10,500	428
IDEX (A)	6,700	850

Total Machinery		2,217

Managed Health Care — 1.4%
Humana (A)	2,900	929
UnitedHealth Group	3,950	1,032

Total Managed Health Care		1,961

Manufacturing — 2.1%
Allied Motion Technologies	24,500	1,070
Generac Holdings *	22,900	1,162
Sensata Technologies Holding *	15,700	736

Total Manufacturing		2,968

Medical Products & Services — 4.9%
Amgen (A)	4,700	906
AMN Healthcare Services *	7,900	400
Baxter International (A)	8,700	544
Bio-Techne	4,500	755
Computer Programs & Systems	17,500	437
Express Scripts Holding *	6,700	650
Haemonetics *	6,800	710
Hill-Rom Holdings (A)	6,845	576
Integer Holdings *	16,400	1,221
PerkinElmer	8,300	718

Total Medical Products & Services		6,917

Description	Shares	Value (000)
Metals & Mining — 0.6%
Steel Dynamics (A)	21,500	$851

Total Metals & Mining		851

Paper & Paper Products — 0.7%
Verso *	33,000	928

Total Paper & Paper Products		928

Petroleum & Fuel Products — 1.3%
ConocoPhillips (A)	14,100	985
Marathon Oil (A)	42,800	813

Total Petroleum & Fuel Products		1,798

Petroleum Refining — 1.6%
Marathon Petroleum	14,400	1,014
Renewable Energy Group *	16,700	519
Valero Energy (A)	8,700	793

Total Petroleum Refining		2,326

Pharmaceuticals — 2.0%
Abbott Laboratories	15,000	1,034
Eli Lilly (A)	6,700	727
Pfizer (A)	24,800	1,068

Total Pharmaceuticals		2,829

Real Estate Services — 0.4%
Realogy Holdings	27,700	528

Total Real Estate Services		528

Retail — 6.6%
Abercrombie & Fitch, Cl A	25,600	504
Ascena Retail Group *	92,100	355
Caleres	21,800	746
DSW, Cl A	27,900	741
Fossil Group *	22,200	482
Hibbett Sports *	43,000	751
Johnson Outdoors, Cl A	8,500	640
Kohl’s (A)	12,000	909
Macy’s (A)	31,000	1,063
Ralph Lauren, Cl A	7,773	1,007
Ross Stores (A)	11,600	1,148
Vera Bradley *	73,000	963

Total Retail		9,309

Semi-Conductors & Instruments — 6.0%
Applied Materials (A)	19,000	625
Broadcom	2,300	514
Cirrus Logic *	13,800	517
Cohu	37,000	770
Cypress Semiconductor	24,800	321
KEMET	44,000	958
Kla-Tencor	9,500	870
Lam Research	5,500	779
Maxim Integrated Products	15,000	750
Micron Technology *	15,600	588
Nanometrics *	10,400	333
Rudolph Technologies *	19,900	414
Texas Instruments (A)	11,200	1,040

Total Semi-Conductors & Instruments		8,479

20

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Transportation Services — 1.4%
Allison Transmission Holdings (A)	21,500	$948
Norfolk Southern	5,800	973

Total Transportation Services		1,921

Total Common Stock (Cost $84,201 (000))		95,433

Cash Equivalent (B) — 32.2%
Federated Government Obligations Fund, Cl I, 2.070%	45,538,558	45,539

Total Cash Equivalent (Cost $45,539 (000))		45,539

Total Investments — 99.6% (Cost $129,740 (000))		$140,972

Percentages are based on net assets of $141,578 (000).

Securities Sold Short — (6.3)%

Description	Shares	Value (000)
Common Stock — (6.3)%
Airlines — (0.1)%
Allegiant Travel, Cl A	(1,340)	$(153)

Total Airlines		(153)

Automotive — (0.3)%
CNH Industrial	(14,561)	(151)
LCI Industries	(2,090)	(145)
Winnebago Industries	(5,150)	(142)

Total Automotive		(438)

Banks — (0.8)%
Access National	(5,990)	(155)
Chemung Financial	(3,840)	(167)
First Foundation *	(10,740)	(174)
First Internet Bancorp	(5,930)	(153)
Hilltop Holdings	(8,390)	(167)
National Commerce *	(4,070)	(151)
QCR Holdings	(4,300)	(157)

Total Banks		(1,124)

Building & Construction — (0.2)%
Builders FirstSource *	(12,400)	(154)
Green Brick Partners *	(16,150)	(152)

Total Building & Construction		(306)

Chemicals — (0.2)%
GCP Applied Technologies *	(6,430)	(167)
Valvoline	(8,230)	(164)

Total Chemicals		(331)

Commercial Services & Supplies — (0.1)%
Brink’s	(2,590)	(172)

Total Commercial Services & Supplies		(172)

Consumer Products — (0.1)%
Unifi *	(6,620)	(151)

Total Consumer Products		(151)

Diversified Support Services — (0.1)%
Healthcare Services Group	(4,120)	(167)

Total Diversified Support Services		(167)

Description	Shares	Value (000)
Drugs — (0.3)%
Assembly Biosciences *	(6,770)	$(155)
Collegium Pharmaceutical *	(9,660)	(155)
Intersect ENT *	(5,450)	(153)

Total Drugs		(463)

Engineering Services — (0.4)%
Dycom Industries *	(2,120)	(144)
MasTec *	(3,865)	(168)
Northwest Pipe *	(8,640)	(154)

Total Engineering Services		(466)

Entertainment — (0.4)%
Caesars Entertainment *	(18,440)	(158)
Golden Entertainment *	(7,640)	(139)
NetEase ADR *	(740)	(154)
Wynn Resorts	(1,420)	(143)

Total Entertainment		(594)

Financial Services — (0.3)%
Encore Capital Group *	(5,420)	(138)
Interactive Brokers Group, Cl A	(3,090)	(153)
TD Ameritrade Holding	(3,250)	(168)

Total Financial Services		(459)

Food, Beverage & Tobacco — (0.4)%
Campbell Soup	(4,320)	(162)
Hain Celestial Group *	(6,410)	(159)
Kraft Heinz	(3,000)	(165)

Total Food, Beverage & Tobacco		(486)

Information Technology — (0.1)%
TiVo	(14,140)	(156)

Total Information Technology		(156)

Interactive Media & Servcies — (0.1)%
Charter Communications, Cl A *	(520)	(166)

Total Interactive Media & Servcies		(166)

Machinery — (0.1)%
Gencor Industries *	(13,442)	(153)

Total Machinery		(153)

Medical Products & Services — (0.9)%
Aimmune Therapeutics *	(6,130)	(163)
Amicus Therapeutics *	(13,360)	(149)
Blueprint Medicines *	(2,400)	(146)
Dynavax Technologies *	(14,960)	(148)
Epizyme *	(17,650)	(142)
Exelixis *	(10,230)	(142)
Lantheus Holdings *	(12,150)	(170)
Nevro *	(3,070)	(149)

Total Medical Products & Services		(1,209)

Petroleum & Fuel Products — (0.2)%
Mammoth Energy Services	(5,890)	(147)
NACCO Industries, Cl A	(5,330)	(184)

Total Petroleum & Fuel Products		(331)

21

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Printing & Publishing — (0.1)%
Multi-Color	(2,930)	$(156)

Total Printing & Publishing		(156)

Retail — (0.3)%
Delta Apparel *	(9,330)	(178)
Jack in the Box	(1,990)	(157)

Total Retail		(335)

Semi-Conductors & Instruments — (0.2)%
Marvell Technology Group	(8,780)	(144)
Universal Display	(1,410)	(173)

Total Semi-Conductors & Instruments		(317)

Telephones & Telecommunication — (0.2)%
Cincinnati Bell *	(12,400)	(176)

Total Telephones & Telecommunication		(176)

Transportation Services — (0.3)%
Avis Budget Group *	(5,030)	(141)
Knight-Swift Transportation Holdings, Cl A	(5,250)	(168)
Twin Disc *	(7,820)	(150)

Total Transportation Services		(459)

Water Utilities — (0.1)%
York Water	(5,320)	(166)

Total Water Utilities		(166)

Total Common Stock (Proceeds $(10,062))		(8,934)

Total Securities Sold Short — (6.3)% (Proceeds $(10,062))		$(8,934)

Percentages are based on Net Assets of $141,578 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2100

22

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 98.8%
Aerospace & Defense — 1.1%
Huntington Ingalls Industries	1,420	$310

Total Aerospace & Defense		310

Automotive — 5.7%
Cooper-Standard Holdings *	2,360	219
Gentex	14,156	298
Harsco *	12,364	340
Modine Manufacturing *	18,657	243
Stoneridge *	10,649	270
Visteon *	2,841	224

Total Automotive		1,594

Banks — 2.7%
Axos Financial *	7,836	238
Federal Agricultural Mortgage, Cl C	3,648	255
WSFS Financial	5,985	254

Total Banks		747

Beauty Products — 1.1%
Edgewell Personal Care *	6,306	302

Total Beauty Products		302

Broadcasting, Newspapers and Advertising — 1.3%
Gray Television *	20,718	359

Total Broadcasting, Newspapers and Advertising		359

Building & Construction — 3.6%
KB Home	14,055	281
Owens Corning	5,412	256
Patrick Industries *	5,563	242
Universal Forest Products	8,380	237

Total Building & Construction		1,016

Chemicals — 3.2%
Kraton *	6,930	191
Kronos Worldwide	14,938	210
PolyOne	7,588	245
Trinseo	4,481	241

Total Chemicals		887

Computer Software — 1.1%
Fair Isaac *	1,555	300

Total Computer Software		300

Computers & Services — 5.2%
CalAmp *	13,315	265
Ciena *	11,695	366
CSG Systems International	7,065	248
Lumentum Holdings *	5,575	305
Synaptics *	6,905	259

Total Computers & Services		1,443

Consumer Products — 2.4%
Crocs *	15,764	324
Deckers Outdoor *	2,800	356

Total Consumer Products		680

Drugs — 2.9%
ANI Pharmaceuticals *	4,735	230

Description	Shares	Value (000)
Drugs — (continued)
Mallinckrodt *	11,265	$282
Supernus Pharmaceuticals *	6,208	295

Total Drugs		807

E-Commerce — 1.6%
Shutterfly *	3,895	194
Stamps.com *	1,280	259

Total E-Commerce		453

Educational Services — 1.5%
K12 *	19,310	413

Total Educational Services		413

Electrical Components & Equipment — 1.8%
Littelfuse	1,450	263
Vishay Intertechnology	13,396	245

Total Electrical Components & Equipment		508

Electronic Components & Equipment — 1.6%
Electro Scientific Industries *	15,464	448

Total Electronic Components & Equipment		448

Entertainment — 0.7%
Scientific Games, Cl A *	8,986	200

Total Entertainment		200

Financial Services — 5.0%
Blucora *	9,445	273
Enova International *	10,551	250
Hamilton Lane, Cl A	7,422	285
On Deck Capital *	40,152	277
World Acceptance *	3,145	319

Total Financial Services		1,404

Food, Beverage & Tobacco — 1.1%
Sanderson Farms	3,240	319

Total Food, Beverage & Tobacco		319

Forest Products — 0.8%
Louisiana-Pacific	10,435	227

Total Forest Products		227

Forestry — 0.8%
Boise Cascade	7,450	230

Total Forestry		230

Gas & Natural Gas — 1.0%
Overseas Shipholding Group, Cl A *	89,189	280

Total Gas & Natural Gas		280

Health Care Services — 1.0%
Care.com *	16,389	288

Total Health Care Services		288

Insurance — 5.7%
Argo Group International Holdings	5,592	344
Hanover Insurance Group	2,654	296
Kemper	4,205	316
RLI	4,460	330

23

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Insurance — (continued)
Universal Insurance Holdings	7,458	$313

Total Insurance		1,599

Insurance Brokers — 1.4%
Health Insurance Innovations, Cl A *	7,727	378

Total Insurance Brokers		378

Leasing & Renting — 0.9%
RH *	2,210	256

Total Leasing & Renting		256

Machinery — 4.4%
Columbus McKinnon	8,084	297
Hillenbrand	6,397	306
Hurco	6,495	265
Kadant	3,637	359

Total Machinery		1,227

Manufacturing — 3.0%
Allied Motion Technologies	7,186	314
Atkore International Group *	12,858	247
Generac Holdings *	5,700	289

Total Manufacturing		850

Medical Products & Services — 7.7%
Computer Programs & Systems	12,051	301
Concert Pharmaceuticals *	16,485	246
CytomX Therapeutics *	13,603	194
Halozyme Therapeutics *	19,528	303
Hill-Rom Holdings	3,075	259
Integer Holdings *	4,128	308
NuVasive *	4,698	264
PDL BioPharma *	113,280	282

Total Medical Products & Services		2,157

Petroleum & Fuel Products — 2.1%
CONSOL Energy *	7,504	299
Peabody Energy	7,730	274

Total Petroleum & Fuel Products		573

Printing & Publishing — 1.0%
Deluxe	5,717	270

Total Printing & Publishing		270

Real Estate Investment Trust — 2.0%
Hersha Hospitality Trust, Cl A	14,420	253
RMR Group	3,894	296

Total Real Estate Investment Trust		549

Retail — 9.1%
Ascena Retail Group *	80,980	312
Children’s Place	2,654	397
Container Store Group *	29,822	176
Denny’s *	19,450	338
Fossil Group *	13,593	295
Hibbett Sports *	14,044	245
Johnson Outdoors, Cl A	3,265	246
Nautilus *	22,645	277

Description	Shares	Value (000)
Retail — (continued)
UniFirst	1,777	$265

Total Retail		2,551

Semi-Conductors & Instruments — 8.1%
Axcelis Technologies *	13,390	231
Cabot Microelectronics	2,735	267
Cohu	13,910	289
Diodes *	8,240	249
Entegris	9,399	249
FormFactor *	23,667	290
Nanometrics *	7,350	236
Rudolph Technologies *	9,600	200
Silicon Laboratories *	3,060	249

Total Semi-Conductors & Instruments		2,260

Telecommunication Services — 1.2%
Iridium Communications *	17,606	349

Total Telecommunication Services		349

Transportation Services — 4.0%
ArcBest	7,540	280
Greenbrier	5,686	270
Meritor *	15,271	259
USA Truck *	15,138	298

Total Transportation Services		1,107

Wireless Telecommunication Services — 1.0%
Boingo Wireless *	8,633	270

Total Wireless Telecommunication Services		270

Total Common Stock (Cost $29,783 (000))		27,611

Cash Equivalent (A) — 1.5%
Federated Government Obligations Fund, Cl I, 2.070%	414,265	414

Total Cash Equivalent (Cost $414 (000))		414

Total Investments — 100.3% (Cost $30,197 (000))		$28,025

Percentages are based on net assets of $27,945 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl — Class

As of October 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2018, there were no Level 3 investments.

24

Schedule of Investments	October 31, 2018 (unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-1000

25

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018